ACCOUNTING POLICIES Trade Accounts Receivable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0